Financial Instruments - Changes in Fair Value Attributable to Changes in Bank'S Own Credit Risk for Financial Liabilities Designated at Fair Value (Detail) - Senior note liabilities [member] - CAD ($)
$ in Millions
	3 Months Ended	6 Months Ended
	Jan. 31, 2020	Apr. 30, 2020	Apr. 30, 2019
Disclosure of detailed information about financial instruments [line items]
Contractual maturity amount	$ 12,420	$ 17,371	$ 10,747
Carrying value	12,994	16,111	10,919
Difference between carrying value and contractual maturity amount	(574)	1,260	(172)
Changes in fair value for the period attributable to changes in own credit risk recorded in other comprehensive income	(12)	404	(43)
Cumulative changes in fair value due to changes in own credit risk	$ (67)	$ 337	$ (79)